Share-based compensation	12 Months Ended
Dec. 31, 2019
Share-based compensation
Share-based compensation
2
8
. Share-based compensation
For the years ended December 31, 2017, 2018 and 2019, total share-based compensation expenses recognized were RMB2,780,062, RMB3,659,989 and RMB3,694,955, respectively. The following
table sets forth the allocation of share-based compensation expenses:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Cost of revenues	27,513	71,983	82,243
Fulfillment	425,706	418,895	440,167
Marketing	135,749	190,499	258,860
Research and development	670,612	1,162,579	1,340,317
General and administrative	1,520,482	1,816,033	1,573,368

Total	2,780,062	3,659,989	3,694,955

Share incentive plan
The Company granted share-based awards to eligible employees and non-employees pursuant to a share incentive plan entitled “Share Incentive Plan”, which was adopted on November 13, 2014 and governed the terms of the awards.
As of December 31, 2019, the Group had reserved 141,383,893 ordinary shares available to be granted as share-based awards under the Share Incentive Plan.
(1) Employee and
non-employee
awards
The RSUs and share options are generally scheduled to be vested over two to ten years.
One-second,
one-third,
one-fourth,
one-fifth,
one-sixth,
or one-tenth of the awards, depending on different vesting schedules of the Plans, shall be vested upon the end of the calendar year in which the awards were granted or the first anniversary dates of the grants, and the remaining of the awards shall be vested on straight line basis at the end of the remaining calendar or the anniversary years. Starting from the year ended December 31, 2016, certain awards had multiple tranches with tiered vesting commencement dates from 2016 to 2025, and each of the tranches is subject to a six-year
vesting schedule.
Upon the reorganization of JD Digits, the employees’ status of JD Digits changed from the employees of the Company’s subsidiary to non-employees

of the Company. Share-based awards granted by the Company to employees of JD Digits and share-based awards granted by JD Digits to employees of the Company were insignificant for all periods presented.
RSUs
a) Service-based RSUs
A summary of activities of the service-based RSUs for the years ended December 31, 2017, 2018 and 2019 is presented as follows
:

	Number of RSUs	Weighted-Average Grant-Date Fair Value
		US$
Unvested as of January 1, 2017	82,847,816	11.97
Granted	41,450,212	16.27
Vested	(12,005,700)	10.14
Forfeited or cancelled	(6,246,436)	13.42

Unvested as of December 31, 2017	106,045,892	13.77

Granted	40,383,436	18.95
Vested	(16,137,554)	12.47
Forfeited or cancelled	(11,795,682)	15.16

Unvested as of December 31, 2018	118,496,092	15.58

Granted	33,202,744	14.29
Vested	(20,423,568)	14.96
Forfeited or cancelled	(30,444,064)	15.36

Unvested as of December 31, 2019	100,831,204	15.35

As of December 31,
 2017,
2018 and 2019,
 5,719,884,
5,798,970 and 4,478,140 outstanding
servi
c
e-based
RSUs were held by
non-employees
including employees of JD Digits, respectively.
For the years ended December 31, 2017, 2018 and 2019, total share-based compensation expenses recognized by the Group for the service-based RSUs granted were RMB2,462,881, RMB2,968,468 and RMB2,958,847, respectively.
As of December 31, 2019, there were RMB6,000,108 of unrecognized share-based compensation expenses related to the service-based RSUs granted. The expenses are expected to be recognized over a weighted-average period of 4.7 years.
The total fair value and intrinsic value of
service-based
RSUs vested was US$213,155
(
RMB1,438,012
),
US$295,632
(
RMB1,892,221
)
and U
S
$312,962
(
RMB2,125,609
)
during the years ended December 31, 2017, 2018 and 2019, respectively.
b) Performance-based RSUs
A summary of activities of the performance-based RSUs for the years ended December 31, 2017, 2018 and 2019 is presented as follows
:

	Number of RSUs	Weighted-Average Grant-Date Fair Value
		US$
Unvested as of January 1, 2017	310,002	6.33
Granted	—	—
Vested	(96,516)	6.33
Forfeited or cancelled	—	—

Unvested as of December 31, 2017	213,486	6.33

Granted	—	—
Vested	(103,788)	6.33
Forfeited or cancelled	(30,152)	6.33

Unvested as of December 31, 2018	79,546	6.33

Granted	—	—
Vested	(39,772)	6.33
Forfeited or cancelled	(19,888)	6.33

Unvested as of December 31, 2019	19,886	6.33

For the years ended December 31, 2017, 2018 and 2019, total share-based compensation expenses recognized by the Group for the performance-based RSUs granted were insignificant for all
the
periods
presented.
As of December 31, 2019, there were RMB76 of unrecognized share-based compensation expenses related to the performance-based RSUs granted. The expenses are expected to be recognized over a weighted-average period of 1.1 years.
The total fair value and intrinsic value of the performance-based RSUs vested was
US$1,371
(RMB9,400),

US$2,555
(RMB16,181)
and US$494
(RMB3,312)

during the years ended December 31, 2017, 2018 and 2019, respectively.
Share options
A summary of activities of the service-based share options for the years ended December 31, 2017, 2018 and 2019 is presented as follows
:

	Number of S hare O ptions	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		US$	Year	US$
Outstanding as of January 1, 2017	21,659,016	6.23	7.3	142,433
Exercised	(4,116,816)	5.20
Forfeited or cancelled	(432,092)	5.92
Expired	—

Outstanding as of December 31, 2017	17,110,108	6.49	6.2	243,327

Exercised	(1,077,036)	5.23
Forfeited or cancelled	(285,336)	7.68
Expired	—

Outstanding as of December 31, 2018	15,747,736	6.55	5.3	72,658

Exercised	(3,299,962)	5.72
Forfeited or cancelled	(2,223,650)	8.52
Expired	—

Outstanding as of December 31, 2019	10,224,124	6.39	4.3	114,720

Vested and expected to vest as of December 31, 2019	10,038,113	6.29	4.2	113,679
Exercisable as of December 31, 2019	9,129,940	5.72	4.1	108,594

As of December 31,
 2017,
2018 and 2019,
 1,379,780,
1,211,214 and 1,072,212 outstanding share options were held by non-employees
mainly including employees of JD Digits, respectively.
There was no option granted during the years ended December 31, 2017, 2018 and 2019.
The total intrinsic value of options exercised during the years ended December 31, 2017, 2018 and 2019 was US$55,278
(RMB377,062)
,
US$15,326
(RMB99,267)

and US$31,762
(RMB219,918),

respectively. The intrinsic value is calculated as the difference between the market value on the date of exercise and the exercise price of the share options. Cash received from the exercises of share options of the Company during the years ended December 31, 2017, 2018 and 2019 was US$19,942
(RMB135,745)
,

US$7,382
(RMB48,555)

and US$16,201
(RMB112,153)
,
respectively. Cash receivable from the exercises of share options of the Company as of December 31, 2017,
2018 and 2019 was
US$2,201 (RMB14,380),

US$449
(RMB3,084)

and US$3,127
(RMB21,813),

respectively.
For the years ended December 31, 2017, 2018 and 2019, total share-based compensation expenses recognized by the Group for the share options granted were RMB60,739, RMB32,558 and RMB3,837, respectively. As of December 31, 2019, there were RMB15,777 of unrecognized share-based compensation expenses related to the share options granted. The expenses are expected to be recognized over a weighted-average period of 2.4 years.
(2)
Founder awards
In May 2015, the board of directors of the Company approved a
10-year
compensation plan for Mr. Richard Qiangdong Liu (Mr. Liu), the Founder. Under this plan, Mr. Liu will receive RMB0.001 per year in cash salary and zero cash bonus during the
10-year
period. Mr. Liu was granted an option to acquire a total of 26,000,000 Class A ordinary shares of the Company with an exercise price of US$16.70 per share (or US$33.40 per ADS) under the Company’s Share Incentive Plan, subject to a
10-year
vesting schedule with 10% of the awards vesting on each anniversary of the grant date. The Company will not grant any additional equity incentive to Mr. Liu during the
10-year
period.
For the years ended December 31, 2017, 2018 and 2019, total share-based compensation expenses recognized for the Founder’s share options granted were RMB227,326, RMB167,184 and RMB134,367, respectively.
As of December 31, 2019, there were RMB302,380 of unrecognized share-based compensation expenses related to the Founder’s share options granted. The expenses are expected to be recognized over a weighted-average period of 5.4 years.
(3) Share-based compensation of subsidiaries
In April 2018, JD Logistics granted share-based awards (“JD Logistics Plan”) to eligible employees to attract and retain the best available personnel, provide additional incentives to employees, directors and consultants and promote the success of JD Logistics. The JD Logistics Plan consists of share options, RSU and other types of awards. JD Logistics granted 187,844,000 and 83,476,500 share options of Jingdong Express to its employees for the years ended December 31, 2018 and 2019, respectively. The weighted average grant date fair value of options granted for the years ended December 31, 2018 and 2019 was US$1.39 and US$1.67 per share, respectively. For the years ended December 31, 2018 and 2019, total share-based compensation expenses for the share options granted under JD Logistics Plan
were RMB400,968 and RMB572,109, respectively. As of December 31, 2019, there were RMB1,228,262 of unrecognized share-based compensation expenses related to the share options granted. The expenses were expected to be recognized over a weighted-average period of 5.6 years.